Parent Company Balance Sheets - Schedule of Condensed Statement of Income and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Schedule of Condensed Statement of Income and Comprehensive Income [Line Items]
Revenues
Operating expenses
General and administrative	(200,463)
Loss from operations	(200,463)
Equity method income	200,527	1,813,170	1,909,271
Interest expense	1,962
Income before income taxes	2,026	1,813,170	1,909,271
Income tax expense
Net income	2,026	1,813,170	1,909,271
Other comprehensive loss
Foreign currency translation difference	52,666	36,714	(39,443)
Total comprehensive income	$ 54,692	$ 1,849,884	$ 1,869,828